Prepayments, Accrued Income and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments Accrued Income And Other Receivables [Abstract]
Summary of Prepayments, Accrued Income and Other Receivables
	2019	2018
	(in thousands)
	£	£
Prepayments—manufacturing and clinical	2,630	1,050
Prepayments—other	1,489	750
Accrued income	76	165
VAT	475	379
Other receivables	40	10
	4,710	2,354